Portfolio of investments—September 30, 2023 (unaudited)
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 0.24%
Other: 0.24%
Nuveen AMT-Free Municipal Credit Income Fund Preferred Shares Series C (20 shares) 4.76%144Aø	$2,000,000	$2,000,000
Total closed-end fund obligations (Cost $2,000,000)		2,000,000

	Interest rate	Maturity date
Municipal obligations: 100.63%
Alabama: 3.02%
Education revenue: 0.06%
University of South Alabama (BAM Insured)	4.00%	4-1-2025	500,000	498,707
Health revenue: 1.09%
Health Care Authority for Baptist Health Series Bø	5.36	11-1-2042	9,340,000	9,340,000
Utilities revenue: 1.87%
Black Belt Energy Gas District Series D2 (U.S. SOFR+1.40%)±	4.96	7-1-2052	3,500,000	3,496,217
Black Belt Energy Gas District Series E	5.00	6-1-2025	1,250,000	1,258,075
Southeast Alabama Gas Supply District Project No. 1 Series Aøø	4.00	4-1-2049	4,000,000	3,983,788
Southeast Energy Authority Cooperative District Project No. 5 Series A	5.00	7-1-2025	650,000	651,655
Southeast Energy Authority Cooperative District Project No. 5 Series A	5.00	7-1-2026	1,750,000	1,752,488
West Jefferson Industrial Development Board Alabama Power Co. AMTø	4.35	8-1-2063	5,000,000	5,000,000
				16,142,223
				25,980,930
Alaska: 0.83%
Airport revenue: 0.23%
State of Alaska International Airports System Series C AMT	5.00	10-1-2025	2,000,000	2,018,769
Health revenue: 0.17%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2027	1,455,000	1,481,295
Miscellaneous revenue: 0.43%
Alaska Municipal Bond Bank Authority	5.00	12-1-2023	1,900,000	1,902,345
Alaska Municipal Bond Bank Authority	5.00	12-1-2024	1,750,000	1,769,267
				3,671,612
				7,171,676
Arizona: 1.47%
Health revenue: 0.48%
Arizona Health Facilities Authority Banner Health Obligated Group Series B (SIFMA Municipal Swap+0.25%)±	4.23	1-1-2046	4,000,000	3,938,866
Maricopa County IDA HonorHealth Obligated Group Series A	5.00	9-1-2024	150,000	151,141
				4,090,007
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund  | 1

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.65%
Chandler IDA Intel Corp. AMTøø	5.00%	6-1-2049	$2,425,000	$2,427,171
IDA of the City of Phoenix Republic Services, Inc. Series D AMTøø	4.13	12-1-2035	3,175,000	3,173,498
				5,600,669
Utilities revenue: 0.34%
Coconino County Pollution Control Corp. Nevada Power Co. Series A AMTøø	4.13	9-1-2032	3,000,000	2,952,879
				12,643,555
Arkansas: 0.46%
Health revenue: 0.16%
Batesville Public Facilities Board White River Health System Obligated Group	5.00	6-1-2024	1,345,000	1,345,486
Housing revenue: 0.21%
Arkansas Development Finance Authority EC Cottages LLC (Department of Housing and Urban Development Insured)øø	1.25	12-1-2024	1,835,000	1,825,058
Tax revenue: 0.09%
City of Cabot Sales & Use Tax Revenue Series B	5.00	12-1-2023	200,000	200,299
City of Cabot Sales & Use Tax Revenue Series B	5.00	12-1-2025	275,000	281,745
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2025	100,000	101,784
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2026	125,000	128,432
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2027	100,000	104,121
				816,381
				3,986,925
California: 4.19%
Health revenue: 1.84%
California HFFA Adventist Health System/West Obligated Group Series A	5.00	3-1-2025	2,500,000	2,500,702
California HFFA Providence St Joseph Health Obligated Group Series A California Health Facilities Financing Authority	5.00	10-1-2027	600,000	607,131
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2025	400,000	392,728
California Statewide CDA CommonSpirit Health Obligated Group Series D (AGM Insured)€	4.88	7-1-2041	8,850,000	8,850,000
California Statewide CDA CommonSpirit Health Obligated Group Series F (AGM Insured)€	4.05	7-1-2040	2,750,000	2,750,000
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2025	750,000	758,491
				15,859,052
Industrial development revenue: 1.19%
California Infrastructure & Economic Development Bank DesertXpress Enterprises LLC Series A AMT144Aøø	3.65	1-1-2050	10,330,000	10,266,896
Miscellaneous revenue: 0.23%
California Infrastructure & Economic Development Bank J Paul Getty Trust Series B-1øø	0.39	10-1-2047	2,000,000	1,982,448
See accompanying notes to portfolio of investments
2 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.07%
Cathedral City Redevelopment Successor Agency Series C (BAM Insured)	4.00%	8-1-2025	$600,000	$598,558
Transportation revenue: 0.40%
Bay Area Toll Authority Series B (SIFMA Municipal Swap+0.28%)±	4.26	4-1-2056	3,500,000	3,486,374
Utilities revenue: 0.46%
California Community Choice Financing Authority Clean Energy Project Series A	4.00	12-1-2023	800,000	799,129
California Community Choice Financing Authority Series C	5.00	10-1-2027	675,000	672,814
City of Vernon Electric System Revenue Series A	5.00	10-1-2023	1,250,000	1,250,000
City of Vernon Electric System Revenue Series A	5.00	10-1-2024	1,200,000	1,204,984
				3,926,927
				36,120,255
Colorado: 2.23%
Airport revenue: 0.90%
City & County of Denver Airport System Revenue Series B	5.00	11-15-2025	2,835,000	2,833,775
City & County of Denver Airport System Revenue Series B2 AMTøø	5.00	11-15-2031	1,840,000	1,857,585
City & County of Denver Airport System Revenue Series C	5.00	11-15-2025	3,000,000	3,075,565
				7,766,925
Education revenue: 0.17%
University of Colorado Series Cøø	2.00	6-1-2054	1,500,000	1,459,385
Health revenue: 0.30%
Colorado Health Facilities Authority Christian Living Neighborhoods Obligated Group	4.00	1-1-2024	530,000	528,435
Denver Health & Hospital Authority Series A Denver Health & Hospital Authority144A	5.00	12-1-2028	2,000,000	2,024,129
				2,552,564
Miscellaneous revenue: 0.51%
Colorado Bridge Enterprise High Performance Transportation Enterprise AMT	4.00	12-31-2023	1,385,000	1,384,078
Colorado Bridge Enterprise High Performance Transportation Enterprise AMT	4.00	6-30-2024	2,000,000	1,988,681
Colorado Bridge Enterprise High Performance Transportation Enterprise AMT	4.00	12-31-2024	1,000,000	989,986
				4,362,745
Tax revenue: 0.03%
Regional Transportation District Denver Transit Partners LLC Series A	5.00	7-15-2024	300,000	300,164
Transportation revenue: 0.26%
E-470 Public Highway Authority Series B (U.S. SOFR+0.35%)±	3.91	9-1-2039	2,250,000	2,241,658
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund  | 3

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.06%
Central Weld County Water District (AGM Insured)	5.00%	12-1-2025	$520,000	$531,778
				19,215,219
Connecticut: 3.55%
Education revenue: 0.85%
Connecticut State HEFA Yale University Series Aø	4.05	7-1-2042	6,310,000	6,310,000
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series D	5.00	11-15-2024	585,000	592,443
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2023	440,000	440,417
				7,342,860
GO revenue: 2.24%
City of Bridgeport Series A	5.00	6-1-2024	800,000	805,316
City of Bridgeport Series A	5.00	6-1-2025	2,695,000	2,743,934
City of Bridgeport Series C	5.00	2-15-2024	445,000	446,539
City of Bridgeport Series C	5.00	2-15-2025	750,000	761,048
City of Danbury BAN	5.00	1-24-2024	5,000,000	5,014,019
State of Connecticut Series 2021-A	3.00	1-15-2025	3,000,000	2,951,711
State of Connecticut Series C	3.00	6-1-2024	1,055,000	1,045,745
State of Connecticut Series C	4.00	6-1-2024	500,000	500,323
Town of Stratford Series B BAN%%	5.00	1-30-2024	5,000,000	5,004,014
				19,272,649
Health revenue: 0.07%
Connecticut State HEFA Stamford Hospital Obligated Group Series L-1	4.00	7-1-2024	600,000	594,310
Housing revenue: 0.14%
Connecticut HFA Series A-1	0.30	11-15-2024	500,000	478,010
Connecticut HFA Series A-1	0.40	5-15-2025	500,000	468,811
Connecticut HFA Series A-2 AMT	0.40	11-15-2023	300,000	298,705
				1,245,526
Tax revenue: 0.25%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2024	1,000,000	1,005,851
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2025	1,150,000	1,170,128
				2,175,979
				30,631,324
District of Columbia: 0.62%
Airport revenue: 0.35%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2024	3,000,000	3,017,676
Housing revenue: 0.24%
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.00	7-15-2024	2,000,000	2,016,876
See accompanying notes to portfolio of investments
4 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.03%
District of Columbia Water & Sewer Authority Series Cøø	1.75%	10-1-2054	$300,000	$291,139
				5,325,691
Florida: 3.72%
Airport revenue: 0.33%
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2024	1,250,000	1,255,554
Tender Option Bond Trust Receipts/Certificates Series 2021-XF2947 (Barclays Bank plc LIQ)144Aø	4.16	10-1-2045	1,600,000	1,600,000
				2,855,554
Education revenue: 0.09%
Florida Higher Educational Facilities Financial Authority Florida Institute of Technology, Inc.	5.00	10-1-2023	500,000	500,000
Florida Higher Educational Facilities Financial Authority Florida Institute of Technology, Inc.	5.00	10-1-2024	250,000	250,148
				750,148
Health revenue: 0.96%
City of Tallahassee Tallahassee Memorial HealthCare, Inc. Series A	5.00	12-1-2024	1,725,000	1,732,507
City of Tampa BayCare Obligated Group Series B (SIFMA Municipal Swap+0.30%)±	4.28	11-15-2033	1,500,000	1,500,000
Lee Memorial Health System Obligated Group Series Bø	4.51	4-1-2049	5,000,000	5,000,000
				8,232,507
Housing revenue: 1.56%
Capital Trust Agency, Inc. EHDOC Council Towers LP Series A	1.50	11-1-2023	10,450,000	10,430,969
Miami-Dade County HFA Cutler Vista Housing LP øø	5.00	3-1-2027	3,000,000	3,026,562
				13,457,531
Miscellaneous revenue: 0.36%
School Board of Miami-Dade County Series Aøø	5.00	5-1-2031	3,100,000	3,110,387
Resource recovery revenue: 0.35%
County of Lee Solid Waste System Revenue AMT	5.00	10-1-2024	3,000,000	3,006,104
Water & sewer revenue: 0.07%
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2025	635,000	647,390
				32,059,621
Georgia: 5.29%
Health revenue: 1.59%
Cobb County Hospital Authority WellStar Health System Obligated Group (Truist Bank LOC)ø	4.05	4-1-2034	5,000,000	5,000,000
Cobb County Hospital Authority WellStar Health System Obligated Group (Truist Bank LOC)ø	4.05	4-1-2036	6,000,000	6,000,000
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group	5.00	4-1-2025	660,000	667,091
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund  | 5

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group Series B	5.00%	4-1-2024	$1,300,000	$1,304,249
Gainesville & Hall County Hospital Authority Northeast Georgia Health System Obligated Group Series A	5.00	2-15-2026	700,000	710,856
				13,682,196
Housing revenue: 2.23%
Augusta Housing Authority Capstone at Barton Chapel LP (Department of Housing and Urban Development Insured)øø	1.25	12-1-2024	8,875,000	8,828,333
College Park Business & IDA Somersby Family I LP Series Bøø	1.25	7-1-2025	10,000,000	9,734,363
Virginia Public Building Authority Kennesaw State University Real Estate Obligated Group 2015 ABC Series C	5.00	7-15-2024	700,000	702,563
				19,265,259
Utilities revenue: 1.47%
Development Authority of Burke County Georgia Power Co. øø	2.88	12-1-2049	3,000,000	2,883,281
Development Authority of Monroe County Georgia Power Co. Series 1støø	1.00	7-1-2049	1,875,000	1,641,603
Main Street Natural Gas, Inc. Series A	4.00	12-1-2023	1,000,000	998,134
Main Street Natural Gas, Inc. Series C	4.00	12-1-2024	700,000	691,733
Main Street Natural Gas, Inc. Series C	4.00	12-1-2025	1,000,000	979,611
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	4,000,000	3,771,213
Main Street Natural Gas, Inc. Series C (Royal Bank of Canada LIQ)øø	4.00	8-1-2048	805,000	804,736
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A	5.00	7-1-2025	200,000	202,378
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2026	300,000	307,934
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2024	165,000	165,192
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	1-1-2026	225,000	229,841
				12,675,656
				45,623,111
Guam: 0.37%
Airport revenue: 0.37%
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2023	1,395,000	1,395,000
Antonio B Won Pat International Airport Authority Series C AMT	6.38	10-1-2043	1,815,000	1,815,000
				3,210,000
Hawaii: 1.15%
GO revenue: 0.47%
City & County of Honolulu Series A	5.00	11-1-2023	2,250,000	2,251,554
City & County of Honolulu Series A	5.00	11-1-2024	1,750,000	1,771,336
				4,022,890
See accompanying notes to portfolio of investments
6 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.19%
State of Hawaii Department of Budget & Finance Queen’s Health Systems Obligated Group Series B (SIFMA Municipal Swap+0.45%)±	4.43%	7-1-2039	$1,645,000	$1,645,000
Miscellaneous revenue: 0.23%
State of Hawaii Airports System Revenue AMT	5.25	8-1-2024	2,000,000	2,000,355
Utilities revenue: 0.26%
State of Hawaii Department of Budget & Finance Series A AMT	3.10	5-1-2026	3,000,000	2,244,015
				9,912,260
Idaho: 0.17%
Housing revenue: 0.17%
Idaho Housing & Finance Association Class I Series Aø	4.16	1-1-2038	1,485,000	1,485,000
Illinois: 6.98%
Airport revenue: 0.29%
Chicago O’Hare International Airport Series D	5.00	1-1-2025	2,500,000	2,527,204
Education revenue: 0.64%
Illinois Finance Authority Benedictine University	5.00	10-1-2025	600,000	591,713
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2023	1,400,000	1,400,000
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2025	1,500,000	1,531,289
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2024	1,200,000	1,195,409
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2025	750,000	756,436
				5,474,847
GO revenue: 2.55%
Chicago Board of Education Series B	5.00	12-1-2023	1,150,000	1,151,711
Chicago Board of Education Series B-1 (NPFGC Insured)¤	0.00	12-1-2023	500,000	496,109
Chicago Board of Education Series F	5.00	12-1-2024	2,500,000	2,513,837
City of Chicago (NPFGC Insured)¤	0.00	1-1-2024	3,670,000	3,627,865
City of Chicago Series A	5.00	1-1-2025	2,500,000	2,519,444
City of Chicago Series B	5.00	1-1-2026	2,750,000	2,780,688
City of Geneva	4.00	2-1-2024	650,000	649,626
City of Peoria Series A (BAM Insured)	4.00	1-1-2025	1,250,000	1,243,497
City of Peoria Series A (BAM Insured)	4.00	1-1-2026	500,000	500,450
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2026	500,000	494,038
State of Illinois	5.25	2-1-2029	1,500,000	1,501,772
State of Illinois Series A	5.00	3-1-2024	1,500,000	1,504,288
State of Illinois Series B	5.00	3-1-2025	1,500,000	1,516,502
Whiteside & Lee Counties Community Unit School District No. 5 Sterling Series A (BAM Insured)	4.00	12-1-2023	1,435,000	1,434,222
				21,934,049
Health revenue: 0.51%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series B	4.00	5-1-2041	2,800,000	2,802,729
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund  | 7

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Illinois Finance Authority OSF Healthcare System Obligated Group Series B-1øø	5.00%	5-15-2050	$1,200,000	$1,203,173
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2023	205,000	204,901
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2024	210,000	207,080
				4,417,883
Housing revenue: 0.79%
City of Chicago Heights Olympic Village LLC (FHA Insured)øø	2.88	8-1-2027	5,000,000	4,776,650
Metropolitan Pier & Exposition Authority Series A	3.00	6-15-2024	2,100,000	2,068,652
				6,845,302
Tax revenue: 1.42%
Regional Transportation Authority Series Bøø	4.25	6-1-2025	11,195,000	11,195,000
State of Illinois Sales Tax Revenue	5.00	6-15-2024	1,000,000	1,001,079
				12,196,079
Water & sewer revenue: 0.78%
City of Chicago Wastewater Transmission Revenue Series B	5.00	1-1-2024	1,600,000	1,601,707
City of Chicago Waterworks Revenue	5.00	11-1-2023	1,645,000	1,645,498
City of Joliet Waterworks & Sewerage Revenue BAN	5.00	1-1-2024	3,500,000	3,501,247
				6,748,452
				60,143,816
Indiana: 1.53%
Education revenue: 0.07%
Town of Upland Taylor University, Inc.	4.00	9-1-2025	590,000	583,257
GO revenue: 0.26%
Clark-Pleasant Community School Corp.	5.00	7-15-2024	1,725,000	1,731,473
Town of Whitestown	4.25	12-31-2023	535,000	534,118
				2,265,591
Housing revenue: 0.74%
City of Indianapolis Peppermill TC LLC Series A (FHA Insured)øø	3.00	5-1-2027	1,251,000	1,236,332
Fort Wayne RDA Fort Wayne Redevelopment Commission	4.00	8-1-2024	730,000	729,705
Marion High School Building Corp. Marion Community Schools Series B	4.00	1-15-2024	215,000	214,826
Marion High School Building Corp. Marion Community Schools Series B	4.00	7-15-2024	220,000	219,816
Marion High School Building Corp. Marion Community Schools Series B	4.00	1-15-2025	225,000	224,666
Marion High School Building Corp. Marion Community Schools Series B	4.00	7-15-2025	225,000	224,688
Posey County RDA BAN	5.00	7-15-2025	3,000,000	3,028,890
Vinton-Tecumseh School Building Corp. Lafayette School Corp.	3.00	1-15-2025	505,000	494,757
				6,373,680
See accompanying notes to portfolio of investments
8 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.26%
City of Whiting BP Products North America, Inc. AMTøø	5.00%	11-1-2047	$2,250,000	$2,266,809
Miscellaneous revenue: 0.20%
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2024	1,700,000	1,709,084
				13,198,421
Iowa: 0.56%
Industrial development revenue: 0.34%
Iowa Finance Authority Gevo NW Iowa RNG LLC AMT (Citibank N.A. LOC)øø	1.50	1-1-2042	3,000,000	2,939,634
Utilities revenue: 0.22%
PEFA, Inc. øø	5.00	9-1-2049	1,920,000	1,915,381
				4,855,015
Kansas: 0.69%
GO revenue: 0.69%
City of Valley Center Series 1	4.38	12-1-2025	4,000,000	3,991,681
Reno County Unified School District No. 308 Hutchinson	3.00	9-1-2024	2,000,000	1,956,097
				5,947,778
Kentucky: 1.29%
Education revenue: 0.11%
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2023	450,000	449,199
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2025	485,000	468,860
				918,059
Health revenue: 0.64%
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.25	10-1-2026	1,500,000	1,500,000
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series Bøø	5.00	10-1-2047	4,000,000	4,000,000
				5,500,000
Resource recovery revenue: 0.12%
Kentucky EDFA Republic Services, Inc. Series Bøø	3.95	4-1-2031	1,000,000	999,432
Utilities revenue: 0.42%
City of Owensboro Electric Light & Power System Revenue	4.00	1-1-2025	1,670,000	1,657,436
Paducah Electric Plant Board	5.00	10-1-2023	1,995,000	1,995,000
				3,652,436
				11,069,927
Louisiana: 1.66%
Industrial development revenue: 0.11%
Parish of St. John the Baptist Marathon Oil Corp. Series A-1øø	4.05	6-1-2037	1,000,000	981,874
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund  | 9

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.99%
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewerage Commission Series Bøø	0.88%	2-1-2046	$9,000,000	$8,548,180
Tax revenue: 0.56%
State of Louisiana Gasoline & Fuels Tax Revenue Series A (U.S. SOFR+0.50%)±	4.22	5-1-2043	4,920,000	4,804,314
				14,334,368
Maine: 0.09%
Health revenue: 0.09%
Maine Health & Higher Educational Facilities Authority Series A	4.00	7-1-2024	755,000	753,634
Maryland: 3.21%
Health revenue: 0.06%
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2024	540,000	540,021
Housing revenue: 3.15%
Maryland Community Development Administration Rosemont Apartments 4 LLC Series A (GNMA Insured)144A	4.50	11-1-2023	7,400,000	7,380,443
Maryland Community Development Administration South Street Senior LLC Series D	3.15	7-1-2024	4,000,000	3,908,885
Maryland Community Development Administration Woodside Preservation LP Series A144A	1.33	1-1-2024	6,000,000	5,925,985
Maryland Community Development Administration WV3 Housing Associates LP Series G (FHA Insured)	1.05	12-1-2023	10,000,000	9,916,046
				27,131,359
				27,671,380
Massachusetts: 1.23%
Education revenue: 0.15%
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2024	225,000	222,877
Massachusetts Development Finance Agency Springfield College Series A	5.00	6-1-2025	1,065,000	1,064,127
				1,287,004
Health revenue: 0.96%
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2024	125,000	125,059
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00	10-1-2023	635,000	635,000
Massachusetts HEFA Mass General Brigham, Inc. Series G-2 (AGM Insured)€	4.00	7-1-2042	7,520,000	7,520,000
				8,280,059
See accompanying notes to portfolio of investments
10 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.12%
Boston Housing Authority Series B	5.00%	10-1-2024	$650,000	$657,301
Boston Housing Authority Series B	5.00	10-1-2025	380,000	390,352
				1,047,653
				10,614,716
Michigan: 1.01%
Education revenue: 0.06%
Lake Superior State University (AGM Insured)	4.00	11-15-2023	525,000	524,850
GO revenue: 0.31%
Carman-Ainsworth Community Schools	4.00	5-1-2025	2,685,000	2,671,585
Health revenue: 0.23%
Kent Hospital Finance Authority Corewell Health Obligated Group (SIFMA Municipal Swap+0.25%)±	4.23	1-15-2047	2,000,000	2,000,000
Housing revenue: 0.41%
Michigan State Building Authority Series Iø	4.09	4-15-2058	3,500,000	3,500,000
				8,696,435
Minnesota: 0.98%
Airport revenue: 0.14%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT Minneapolis-St Paul Metropolitan Airports Commission%%	5.00	1-1-2025	750,000	755,971
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT Minneapolis-St Paul Metropolitan Airports Commission%%	5.00	1-1-2026	400,000	403,891
				1,159,862
Health revenue: 0.06%
City of Rochester Mayo Clinic ø	3.71	11-15-2047	500,000	500,000
Miscellaneous revenue: 0.49%
Lake Agassiz Education Cooperative No. 0397-52 COP Series A	3.00	2-1-2024	265,000	262,755
Minnesota Rural Water Finance Authority, Inc. %%	4.38	4-1-2025	1,500,000	1,499,852
Minnesota Rural Water Finance Authority, Inc. Public Projects Construction Notes	2.63	12-1-2023	2,500,000	2,487,088
				4,249,695
Utilities revenue: 0.29%
Minnesota Municipal Gas Agency Series A (Royal Bank of Canada LIQ)	4.00	12-1-2023	2,500,000	2,497,804
				8,407,361
Missouri: 0.72%
Housing revenue: 0.72%
Missouri Public Utilities Commission	4.00	12-1-2024	6,200,000	6,157,780
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund  | 11

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Nebraska: 1.23%
Miscellaneous revenue: 0.70%
City of Gretna COP	4.00%	12-15-2025	$3,000,000	$2,987,550
City of Gretna COP	5.00	12-15-2025	3,000,000	3,030,321
				6,017,871
Utilities revenue: 0.53%
Central Plains Energy Project No. 4 øø	5.00	3-1-2050	4,600,000	4,615,531
				10,633,402
New Hampshire: 0.44%
Resource recovery revenue: 0.44%
New Hampshire Business Finance Authority Waste Management, Inc. Series A3 AMTø	4.25	4-1-2024	3,750,000	3,746,282
New Jersey: 2.43%
Education revenue: 0.14%
New Jersey Higher Education Student Assistance Authority Series B AMT	5.00	12-1-2023	300,000	300,292
New Jersey Higher Education Student Assistance Authority Series B AMT	5.00	12-1-2025	850,000	857,137
				1,157,429
GO revenue: 1.41%
City of New Brunswick BAN	5.00	5-31-2024	2,000,000	2,013,931
City of Newark Series B BAN	5.00	9-27-2024	5,000,000	5,016,472
New Jersey EDA Series GGG144A	5.25	9-1-2026	5,000,000	5,157,110
				12,187,513
Housing revenue: 0.78%
New Jersey TTFA Series A	5.00	12-15-2023	1,000,000	1,001,270
New Jersey TTFA Series A-1	5.00	6-15-2024	3,100,000	3,116,434
New Jersey TTFA Series D	5.25	12-15-2023	2,600,000	2,604,576
				6,722,280
Transportation revenue: 0.10%
New Brunswick Parking Authority Series B (BAM Insured)	5.00	9-1-2024	875,000	883,532
				20,950,754
New Mexico: 0.80%
Utilities revenue: 0.80%
City of Farmington Public Service Co. of New Mexico Series Bøø	3.00	6-1-2040	7,000,000	6,910,512
New York: 8.16%
Airport revenue: 0.29%
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2023	1,260,000	1,260,816
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2024	1,250,000	1,255,861
				2,516,677
See accompanying notes to portfolio of investments
12 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.35%
Albany Industrial Development Agency Research Foundation of State University of New York Series Aø	4.09%	7-1-2032	$1,970,000	$1,970,000
Saratoga County Capital Resource Corp. Skidmore College Series 2021-A	5.00	7-1-2024	600,000	603,991
Saratoga County Capital Resource Corp. Skidmore College Series 2021-A	5.00	7-1-2025	425,000	431,482
				3,005,473
GO revenue: 1.65%
City of New York Series 2ø	4.17	4-1-2042	500,000	500,000
City of New York Series A4 (AGM Insured)€	4.67	8-1-2026	100,000	100,000
City of New York Series C4 (AGC Insured)€	5.00	10-1-2027	8,050,000	8,050,000
City of New York Series C4 (AGM Insured)€	4.67	1-1-2032	800,000	800,000
City of New York Series J2 (AGM Insured)€	4.60	6-1-2036	1,350,000	1,350,000
City of Yonkers Series A (AGM Insured)	5.00	2-15-2025	315,000	319,640
City of Yonkers Series B (AGM Insured)	5.00	2-15-2025	305,000	309,493
Village of Lowville Series A BAN	4.63	8-22-2024	2,750,000	2,746,159
				14,175,292
Health revenue: 0.54%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	5.00	4-1-2024	500,000	502,121
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	5.00	4-1-2025	500,000	503,930
New York City Health & Hospitals Corp. Series A	5.00	2-15-2025	3,615,000	3,668,250
				4,674,301
Housing revenue: 2.12%
New York City Housing Development Corp. Series Aøø	1.13	5-1-2060	4,000,000	3,844,051
New York City Housing Development Corp. Series Aøø	3.70	5-1-2063	6,000,000	5,769,195
New York City Housing Development Corp. Series C-2øø	0.70	11-1-2060	1,000,000	930,081
New York State Housing Finance Agency Series J	0.75	5-1-2025	8,250,000	7,742,791
				18,286,118
Industrial development revenue: 0.10%
New York State Energy Research & Development Authority National Grid Generation LLC Series A (Ambac Insured)€	4.70	10-1-2028	900,000	900,000
Miscellaneous revenue: 1.01%
Greater Southern Tier Board of Cooperative Educational Services District	4.50	6-28-2024	6,000,000	5,982,996
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series B	5.00	5-15-2024	2,705,000	2,724,454
				8,707,450
Transportation revenue: 2.10%
Metropolitan Transportation Authority Series A2	5.00	11-15-2027	2,000,000	2,039,842
Metropolitan Transportation Authority Series B Metropolitan Transportation Authority	5.00	11-15-2023	1,500,000	1,500,965
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund  | 13

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Metropolitan Transportation Authority Series Døø	5.00%	11-15-2034	$9,000,000	$9,066,714
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2023	1,570,000	1,571,073
Triborough Bridge & Tunnel Authority Series B (U.S. SOFR+0.38%)±	3.94	1-1-2032	3,910,000	3,893,209
				18,071,803
				70,337,114
North Carolina: 1.22%
Health revenue: 0.21%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series Eøø	0.80	1-15-2048	1,500,000	1,368,176
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2024	215,000	213,669
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2025	265,000	259,418
				1,841,263
Housing revenue: 0.23%
North Carolina Housing Finance Agency Wind Crest Senior Living LP	4.50	6-1-2024	2,000,000	1,992,640
Industrial development revenue: 0.20%
Columbus County Industrial Facilities & PCFA International Paper Co. Series C AMTøø	2.10	3-1-2027	1,750,000	1,711,250
Resource recovery revenue: 0.58%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	4.25	6-1-2038	5,000,000	4,995,482
				10,540,635
North Dakota: 0.56%
GO revenue: 0.56%
Cass County Joint Water Resource District Series A	0.48	5-1-2024	5,000,000	4,836,194
Ohio: 3.98%
Education revenue: 0.10%
Ohio Higher Educational Facility Commission Xavier University	5.00	5-1-2025	885,000	894,673
GO revenue: 0.28%
City of Elyria BAN	4.50	6-27-2024	2,000,000	2,003,489
City of Toledo	3.00	12-1-2023	440,000	438,753
				2,442,242
Health revenue: 1.50%
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series A	5.00	12-1-2024	2,325,000	2,349,016
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series B-1øø	5.00	10-1-2049	5,000,000	5,122,490
County of Hamilton Cincinnati Children’s Hospital Medical Center Obligated Group County of Hamilton OH	5.00	5-15-2024	1,250,000	1,255,195
See accompanying notes to portfolio of investments
14 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
State of Ohio University Hospitals Health System, Inc. Obligated Group Series Bø	4.46%	1-15-2033	$1,405,000	$1,405,000
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0507 (Royal Bank of Canada LIQ)144Aø	4.01	11-15-2041	2,800,000	2,800,000
				12,931,701
Housing revenue: 1.24%
Ohio Housing Finance Agency Boardwalk Glenville Apartments LP Series A (Department of Housing and Urban Development Insured)øø	3.50	7-1-2025	5,000,000	4,951,853
Ohio Housing Finance Agency Delaware Village Apartments LLC (Department of Housing and Urban Development Insured)øø	3.00	10-1-2024	3,750,000	3,750,000
Ohio Housing Finance Agency RAD Post Oak LLC (Department of Housing and Urban Development Insured)øø	3.35	7-1-2025	2,000,000	1,967,123
				10,668,976
Miscellaneous revenue: 0.10%
Southeast Local School District/Wayne County COP	3.00	12-1-2023	585,000	583,400
Southeast Local School District/Wayne County COP	3.00	12-1-2024	230,000	226,139
				809,539
Resource recovery revenue: 0.12%
State of Ohio Republic Services, Inc. øø	3.95	11-1-2035	1,000,000	999,431
Utilities revenue: 0.64%
American Municipal Power, Inc. Fremont Energy Center Revenue Series A	5.00	2-15-2025	500,000	505,503
Lancaster Port Authority Series A (Royal Bank of Canada LIQ)øø	5.00	8-1-2049	5,000,000	5,016,323
				5,521,826
				34,268,388
Oklahoma: 0.77%
Education revenue: 0.06%
University of Oklahoma Series B	5.00	7-1-2025	510,000	518,639
GO revenue: 0.18%
Muskogee County Independent School District No. 29	3.85	7-1-2025	1,550,000	1,519,245
Housing revenue: 0.27%
Cleveland County Educational Facilities Authority Independent School District No. 29 Norman	5.00	6-1-2025	1,810,000	1,839,945
Oklahoma County Finance Authority Independent School District No. 9 Jones	4.00	9-1-2024	525,000	523,068
				2,363,013
Water & sewer revenue: 0.26%
Tender Option Bond Trust Receipts/Certificates Series 2023-XF1572 (Royal Bank of Canada LIQ)144Aø	4.01	10-1-2045	2,220,000	2,220,000
				6,620,897
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund  | 15

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oregon: 1.32%
Education revenue: 0.10%
County of Yamhill Linfield University Series A	4.00%	10-1-2024	$850,000	$839,931
GO revenue: 0.08%
Port of Morrow Series A	4.00	6-1-2024	325,000	324,216
Port of Morrow Series A	4.00	6-1-2025	325,000	324,222
				648,438
Health revenue: 0.10%
Hospital Facilities Authority of Multnomah County Oregon Terwilliger Plaza, Inc. Obligated Group	0.95	6-1-2027	1,000,000	866,925
Housing revenue: 1.04%
State of Oregon Housing & Community Services Department Series C AMT State of Oregon Housing & Community Services Departmentø	4.00	7-1-2045	7,000,000	7,000,000
State of Oregon Housing & Community Services Department Series D	3.55	9-28-2024	2,000,000	1,986,870
				8,986,870
				11,342,164
Pennsylvania: 5.93%
Airport revenue: 0.18%
City of Philadelphia Airport Revenue Series A	5.00	7-1-2025	1,545,000	1,569,867
Education revenue: 1.27%
Delaware County Authority Neumann University	5.00	10-1-2024	500,000	498,241
Delaware County Authority Neumann University	5.00	10-1-2025	525,000	520,954
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2025	355,000	354,184
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2026	430,000	429,128
Northampton County General Purpose Authority Lafayette College (U.S. Bank N.A. SPA)ø	3.88	11-1-2023	150,000	150,000
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Obligated Group Series Bø	4.51	9-1-2045	150,000	150,000
Pennsylvania Higher Educational Facilities Authority York College of Pennsylvania Series T4øø	3.50	5-1-2033	1,860,000	1,843,835
Philadelphia IDA Thomas Jefferson University Obligated Group Series Bø	4.51	9-1-2050	7,000,000	7,000,000
				10,946,342
GO revenue: 0.38%
Albert Gallatin Area School District Series A (AGM Insured)	4.00	9-1-2024	725,000	724,842
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2024	765,000	742,229
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2026	170,000	155,550
Octorara Area School District (AGM Insured)	4.00	4-1-2025	600,000	600,428
Riverside School District (BAM Insured)	3.00	10-15-2023	480,000	479,711
Riverside School District (BAM Insured)	4.00	10-15-2025	550,000	549,906
				3,252,666
See accompanying notes to portfolio of investments
16 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.15%
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	4.68%	11-15-2047	$6,000,000	$5,936,713
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	4.51	9-1-2050	4,000,000	4,000,000
				9,936,713
Housing revenue: 1.00%
Pennsylvania Housing Finance Agency LIH Wilkes-Barre LP (Department of Housing and Urban Development Insured)øø	1.25	2-1-2025	6,675,000	6,594,000
Southeastern Pennsylvania Transportation Authority	5.00	6-1-2024	1,000,000	1,005,669
Southeastern Pennsylvania Transportation Authority	5.00	6-1-2025	1,000,000	1,017,673
				8,617,342
Miscellaneous revenue: 0.48%
Pennsylvania EDFA Philadelphia Water Department	3.00	1-1-2024	865,000	860,614
Sports & Exhibition Authority of Pittsburgh & Allegheny County Allegheny Regional Asset District Sales Tax Revenue (AGM Insured)	4.00	2-1-2025	1,860,000	1,851,725
State Public School Building Authority Harrisburg School District Series A (AGM Insured)	5.00	12-1-2023	1,450,000	1,451,742
				4,164,081
Resource recovery revenue: 0.69%
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project Series 2014A Republic Services Inc øø	4.10	6-1-2044	5,000,000	5,000,000
Pennsylvania EDFA Waste Management, Inc. Series B AMTøø	1.10	6-1-2031	1,000,000	900,257
				5,900,257
Tax revenue: 0.08%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2024	150,000	150,214
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2025	500,000	501,151
				651,365
Transportation revenue: 0.68%
Pennsylvania Turnpike Commission (SIFMA Municipal Swap+0.85%)±	4.83	7-15-2041	5,000,000	5,000,029
Pennsylvania Turnpike Commission Series B	5.00	12-1-2023	425,000	425,621
Pennsylvania Turnpike Commission Series B	5.00	12-1-2024	450,000	455,261
				5,880,911
Water & sewer revenue: 0.02%
Allegheny County Sanitary Authority Series A	4.00	6-1-2025	150,000	150,406
				51,069,950
Puerto Rico: 0.28%
Miscellaneous revenue: 0.28%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital de la Concepcion, Inc. Series A	3.55	11-15-2030	2,500,000	2,449,463
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund  | 17

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Rhode Island: 0.29%
Health revenue: 0.29%
Rhode Island Health & Educational Building Corp. Lifespan Obligated Group	5.00%	5-15-2024	$2,475,000	$2,475,577
South Carolina: 3.57%
Health revenue: 1.07%
South Carolina Jobs-EDA Prisma Health Obligated Group Series Cø	4.53	5-1-2048	9,275,000	9,275,000
Housing revenue: 1.28%
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3079 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	4.35	7-1-2028	11,000,000	11,000,000
Miscellaneous revenue: 0.15%
Sumter Two School Facilities, Inc. Sumter County School District (BAM Insured)	5.00	12-1-2024	1,280,000	1,289,605
Utilities revenue: 1.07%
Patriots Energy Group Financing Agency Series A (Royal Bank of Canada LIQ)øø	4.00	10-1-2048	9,225,000	9,197,725
				30,762,330
Tennessee: 1.26%
Airport revenue: 0.32%
Memphis-Shelby County Airport Authority Series A AMT	5.00	7-1-2025	2,750,000	2,771,185
Housing revenue: 0.23%
Knoxville’s Community Development Corp. Bell Street 3 LP (Department of Housing and Urban Development Insured)	4.25	10-1-2024	2,000,000	1,991,493
Utilities revenue: 0.71%
City of Memphis Electric System Revenue Series A	5.00	12-1-2023	425,000	425,691
City of Memphis Electric System Revenue Series A	5.00	12-1-2024	500,000	506,868
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	3,500,000	3,491,864
Tennessee Energy Acquisition Corp. Series A	5.25	9-1-2024	1,690,000	1,694,887
				6,119,310
				10,881,988
Texas: 11.07%
Airport revenue: 1.82%
City of El Paso Airport Revenue AMT	5.00	8-15-2026	2,000,000	2,028,252
City of Houston Airport System Revenue Series A AMT (AGM Insured)	5.00	7-1-2026	1,000,000	1,013,195
City of Houston Airport System Revenue Series A AMT (AGM Insured)	5.00	7-1-2027	3,000,000	3,065,365
Dallas Fort Worth International Airport Series A	5.00	11-1-2024	1,500,000	1,515,124
Dallas Fort Worth International Airport Series B	5.00	11-1-2024	3,500,000	3,535,290
Love Field Airport Modernization Corp. AMT	5.00	11-1-2024	3,000,000	3,014,827
Port Authority of Houston of Harris County Texas	5.00	10-1-2024	500,000	505,275
Port Authority of Houston of Harris County Texas	5.00	10-1-2025	950,000	972,383
				15,649,711
See accompanying notes to portfolio of investments
18 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.42%
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00%	2-15-2024	$110,000	$109,882
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2025	170,000	169,905
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2026	280,000	278,731
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2026	675,000	677,595
Tender Option Bond Trust Receipts/Certificates Series 2021-MS0002 (Morgan Stanley Mun Fdg LOC, Morgan Stanley Mun Fdg LIQ)144Aø	4.38	6-15-2056	2,410,000	2,410,000
				3,646,113
GO revenue: 4.12%
Andrews County Hospital District	5.00	3-15-2025	1,140,000	1,151,020
City of Beaumont	5.00	3-1-2025	1,065,000	1,081,387
City of Port Arthur (BAM Insured)	5.00	2-15-2025	445,000	450,075
Clear Creek Independent School District Series Bøø	3.60	2-15-2035	2,250,000	2,225,436
Cypress-Fairbanks Independent School District Series B1øø	0.28	2-15-2040	3,650,000	3,523,065
El Paso Independent School District øø	5.00	2-1-2040	2,250,000	2,284,568
Fort Bend Independent School District Series Bøø	0.88	8-1-2050	3,075,000	2,885,804
Fort Bend Independent School District Series Bøø	3.65	8-1-2052	4,000,000	3,976,316
Katy Independent School District øø	1.50	8-15-2050	4,500,000	4,395,578
Little Elm Independent School District øø	0.68	8-15-2048	515,000	482,930
North East Independent School District øø	3.60	8-1-2052	3,000,000	2,981,273
Northside Independent School District øø	1.60	8-1-2049	3,145,000	3,073,606
Plainview Independent School District Series Bøø	4.00	2-15-2050	2,035,000	2,018,208
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0506 (Toronto-Dominion Bank LIQ)144Aø	4.03	8-1-2053	5,000,000	5,000,000
				35,529,266
Health revenue: 0.86%
Coastal Bend Health Facilities Development Corp. CHRISTUS Health Obligated Group Series B-2 (AGM Insured)€	4.67	7-1-2031	2,200,000	2,200,000
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System Obligated Group Series C-2øø	5.00	6-1-2032	3,100,000	3,122,911
Harris County Health Facilities Development Corp. CHRISTUS Health Obligated Group Series A-3 (AGM Insured)€	4.67	7-1-2031	350,000	350,000
Harris County Health Facilities Development Corp. CHRISTUS Health Obligated Group Series A-4 (AGM Insured)€	4.00	7-1-2031	525,000	525,000
Tarrant County Cultural Education Facilities Finance Corp. Buckner Retirement Services, Inc. Obligated Group Series A	5.00	11-15-2023	1,245,000	1,244,051
				7,441,962
Housing revenue: 2.33%
Cameron County Housing Finance Corp. Rockwell Manor Housing Partners LP øø	3.50	12-1-2024	3,800,000	3,791,950
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2024	450,000	454,004
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund  | 19

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Galveston Public Facility Corp. Oleanders at Broadway (Department of Housing and Urban Development Insured)øø	0.47%	8-1-2025	$5,200,000	$5,009,210
Housing Options, Inc. Brooks Manor LP øø	0.50	8-1-2041	6,250,000	5,842,670
Housing Synergy PFC Villages at Westlake Apartments LP (Department of Housing and Urban Development Insured)øø	3.50	8-1-2025	5,000,000	4,949,196
				20,047,030
Miscellaneous revenue: 0.05%
Dallas Performing Arts Cultural Facilities Corp. Dallas Center for the Performing Arts Foundation, Inc. Series A (Bank of America NA LOC)ø	3.89	9-1-2041	448,000	448,000
Transportation revenue: 0.29%
Central Texas Regional Mobility Authority Series F BAN	5.00	1-1-2025	2,500,000	2,511,264
Utilities revenue: 1.18%
City of San Antonio Electric & Gas Systems Revenue øø	3.65	2-1-2053	3,000,000	2,928,080
City of San Antonio Electric & Gas Systems Revenue (SIFMA Municipal Swap+0.87%)±	4.85	2-1-2048	4,000,000	3,992,095
Texas Municipal Gas Acquisition & Supply Corp. III	5.00	12-15-2024	1,500,000	1,498,641
Texas Municipal Power Agency (AGM Insured)	3.00	9-1-2024	750,000	739,225
Texas Municipal Power Agency (AGM Insured)	3.00	9-1-2025	1,000,000	967,613
				10,125,654
				95,399,000
Utah: 0.33%
Airport revenue: 0.27%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2025	1,325,000	1,337,422
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2026	1,000,000	1,013,195
				2,350,617
Health revenue: 0.06%
City of Murray Intermountain Healthcare Obligated Group Series Bø	4.15	5-15-2036	500,000	500,000
				2,850,617
Virginia: 3.42%
Education revenue: 0.06%
Virginia College Building Authority Regent University	5.00	6-1-2024	225,000	224,633
Virginia College Building Authority Regent University	5.00	6-1-2025	250,000	248,970
				473,603
Health revenue: 0.06%
Virginia Small Business Financing Authority National Senior Communities, Inc. Obligated Group Series A	5.00	1-1-2024	500,000	500,276
Housing revenue: 1.67%
Fairfax County Redevelopment & Housing Authority One University Senior LLC øø##	1.25	12-1-2025	15,000,000	14,393,058
See accompanying notes to portfolio of investments
20 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.52%
Chesapeake Bay Bridge & Tunnel District BAN	5.00%	11-1-2023	$4,520,000	$4,521,689
Utilities revenue: 1.11%
Halifax County IDA Virginia Electric & Power Co. Series Aøø	1.65	12-1-2041	3,500,000	3,414,612
Louisa IDA Virginia Electric & Power Co. Series Bøø	0.75	11-1-2035	3,000,000	2,739,931
Wise County IDA Virginia Electric & Power Co. Series Aøø	1.20	11-1-2040	3,525,000	3,431,068
				9,585,611
				29,474,237
Washington: 0.88%
Airport revenue: 0.42%
Port of Pasco Series A AMT	5.00	12-1-2024	1,165,000	1,168,492
Port of Seattle Series C AMT	5.00	4-1-2025	2,500,000	2,519,269
				3,687,761
Health revenue: 0.23%
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group 144A	5.00	12-1-2023	250,000	250,292
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group 144A	5.00	12-1-2024	195,000	196,904
Washington Health Care Facilities Authority Multicare Health System Obligated Group Series B	5.00	8-15-2027	1,500,000	1,516,896
				1,964,092
Housing revenue: 0.23%
Seattle Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,175,000	1,966,233
				7,618,086
West Virginia: 0.78%
Health revenue: 0.47%
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2024	4,000,000	4,019,815
Industrial development revenue: 0.31%
West Virginia EDA Appalachian Power Co. Series Aøø	0.63	12-1-2038	3,000,000	2,712,883
				6,732,698
Wisconsin: 4.47%
Education revenue: 0.23%
Wisconsin HEFA Marquette University	5.00	10-1-2023	2,000,000	2,000,000
GO revenue: 0.69%
City of Milwaukee Series N3 (AGM Insured)	5.00	4-1-2024	3,000,000	3,011,995
State of Wisconsin Series A (SIFMA Municipal Swap+0.42%)±	4.40	5-1-2025	3,000,000	2,993,472
				6,005,467
Health revenue: 1.02%
PFA Renown Regional Medical Center Obligated Group Series A	5.00	6-1-2024	2,000,000	2,005,111
PFA Renown Regional Medical Center Obligated Group Series A	5.00	6-1-2025	385,000	388,100
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund  | 21

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Beloit Health System Obligated Group	5.00%	7-1-2024	$945,000	$948,389
Wisconsin HEFA Fort Healthcare, Inc. Obligated Group	5.00	5-1-2024	1,485,000	1,488,209
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series Aø	5.36	2-15-2053	1,000,000	1,000,000
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2026	670,000	668,066
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2027	1,415,000	1,414,983
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2023	125,000	124,880
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2024	735,000	727,711
				8,765,449
Miscellaneous revenue: 2.03%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Associated Bank N.A. LOC)ø	5.75	6-1-2036	4,500,000	4,500,000
County of Waushara Series A	4.75	12-1-2023	2,500,000	2,500,574
Glendale-River Hills School District Series R-2	5.00	8-26-2024	1,500,000	1,504,947
PMA Levy & Aid Anticipation Notes Program Series A%%	5.00	9-25-2024	6,000,000	6,055,388
PMA Levy & Aid Anticipation Notes Program Series A PMA Levy & Aid Anticipation Notes Program%%	5.00	3-6-2024	2,000,000	2,006,847
Town of Clayton Series B	2.00	6-1-2026	1,000,000	916,860
				17,484,616
Utilities revenue: 0.34%
PFA Duke Energy Progress LLC Series A-1øø	3.30	10-1-2046	3,000,000	2,929,402
Water & sewer revenue: 0.16%
Town of Clayton Water & Sewer System Revenue Series C BAN	2.00	6-1-2026	1,500,000	1,375,290
				38,560,224
Wyoming: 0.42%
Health revenue: 0.35%
County of Laramie Cheyenne Regional Medical Center	4.00	5-1-2025	1,030,000	1,029,287
Sublette County Hospital District Construction Project Series A	5.00	6-15-2026	2,000,000	1,963,026
				2,992,313
Housing revenue: 0.07%
Wyoming CDA Series 4 AMT (GNMA / FNMA / FHLMC Insured)	0.35	12-1-2023	620,000	616,286
				3,608,599
Total municipal obligations (Cost $882,901,241)				867,285,309

Yield
Short-term investments: 2.24%
Commercial paper: 1.89%
County of Mercer	3.60	10-10-2023	5,000,000	4,999,365
See accompanying notes to portfolio of investments
22 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Yield	Maturity date	Principal	Value
Commercial paper(continued)
County of Mercer	3.65%	11-7-2023	$6,300,000	$6,298,938
County of Mercer	3.80	11-1-2023	5,000,000	4,998,844
Total commercial paper (Cost $16,299,821)				16,297,147

			Shares
Investment companies: 0.35%
Allspring Municipal Cash Management Money Market Fund Institutional Class♠∞##		4.28	3,017,399	3,018,002
Total short-term investments (Cost $19,317,823)				19,315,149
Total investments in securities (Cost $904,219,064)	103.11%			888,600,458
Other assets and liabilities, net	(3.11)			(26,761,371)
Total net assets	100.00%			$861,839,087

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund  | 23

Portfolio of investments—September 30, 2023 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$9,254,718	$142,930,466	$(149,167,182)	$0	$0	$3,018,002	3,017,399	$115,871
See accompanying notes to portfolio of investments
24 | Allspring Ultra Short-Term Municipal Income Fund

Notes to portfolio of investments—September 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$2,000,000	$0	$2,000,000
Municipal obligations	0	867,285,309	0	867,285,309
Short-term investments
Commercial paper	0	16,297,147	0	16,297,147
Investment companies	3,018,002	0	0	3,018,002
Total assets	$3,018,002	$885,582,456	$0	$888,600,458
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended September 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Ultra Short-Term Municipal Income Fund  | 25